Selected Quarterly Financial Data (Unaudited) - Explanatory Information (Details) - USD ($) $ / shares in Units, $ in Millions					1 Months Ended		12 Months Ended
	Oct. 26, 2017	Jun. 30, 2017	Feb. 17, 2017	Jul. 28, 2015	Jun. 30, 2017	Feb. 28, 2017	Dec. 31, 2017
Conversion Of Convertible Notes | Senior Secured Credit Facility
Selected Quarterly Financial Data (Unaudited)
Amount of debt converted into stock	$ 6.6
Conversion price	$ 7.08
Conversion price, expressed as a percentage of stock price	95.00%
Number of trading days used to determine conversion stock price	3 days
Number of shares of stock into which debt was converted	929,967
Common Stock
Selected Quarterly Financial Data (Unaudited)
Issuance of common stock, net of issuance costs (in shares)							12,019,639
Common Stock | Over-allotment option
Selected Quarterly Financial Data (Unaudited)
Issuance of common stock, net of issuance costs (in shares)			750,000	720,000
Common Stock | Underwritten Public Offering
Selected Quarterly Financial Data (Unaudited)
Issuance of common stock, net of issuance costs (in shares)		4,800,000			4,800,000	5,750,000
Public offering price (in dollars per share)		$ 6.25			$ 6.25	$ 5.00
Gross proceeds from issuance of stock		$ 30.0			$ 30.0
Payments of stock issuance costs		$ 0.2			$ 0.2
Term of option to purchase share		30 days			30 days
Shares offered to underwriters under option granted (in shares)		720,000			720,000